SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

F O R M 12b-25

Commission File Number:     333-76763

NOTIFICATION OF LATE FILING

(Check One): ☐ Form 10-K      ☐ Form 11-K     ☐ Form 20-F     ☒ Form 10-Q

☐ Form N-SAR

For Period Ended:	March 29, 2003

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

For Transition Period Ended: Not Applicable

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s)

to which the notification relates: Not Applicable

PART I

REGISTRANT INFORMATION

Full name of registrant:	New World Pasta Company

Former name, if applicable:	Not Applicable

Address of principal executive office:	85 Shannon Road

City, state and zip code:	Harrisburg, Pennsylvania 17112

PART II

RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25 (c) has been attached, if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

On November 20, 2002, the Company announced that it was unable to complete its financial statements for the three and nine month periods ended September 28, 2002 and, therefore, could not timely file its Quarterly Report on Form 10-Q with the SEC for such periods. The Company said that it became aware that its internal financial statements were incorrectly stated, primarily with respect to accounts receivable and inventory balances, but had not determined the extent by which these accounts may be misstated or the impact on prior financial statements. The Company stated at that time it was reviewing the situation and cautioned that pending completion of its review, its financial statements for the 2002 quarterly periods, the 2001 quarterly periods, and for the year ended December 31, 2001, and the accompanying independent auditor’s report of KPMG LLP on its 2001 financial statements, should not be relied upon.

Pending the completion of the foregoing review, the Company also is not able to complete its unaudited financial statements to be included in its Quarterly Report on Form 10-Q for the fiscal quarter ended March 29, 2003.

PART IV

OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Cary A. Metz	(717)	526-2200

(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

	☐	Yes	☒	No
Form 10-Q for the fiscal quarter ended September 28, 2002
Form 10-K for the fiscal year ended December 31, 2002

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐     Yes        ☒     No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Pending the completion of the registrant’s unaudited financial statements to be included in its Quarterly Report on Form 10-Q for the fiscal quarter ended March 29, 2003, the registrant is unable to determine whether there will be any such change in its results of operations.

                        New World Pasta Company

            (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	May 16, 2003

By: /s/ J. Michael McIlwain

       Name: J. Michael McIlwain

       Title: Vice President - Finance